CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Statement [Abstract]
Revenue
Costs of revenue
Operating Expenses:
Professional fees	21,794	8,053
General and administrative	16,918	63,144
Compensation and related costs		1,501
Stock-based compensation	302,002	363,443
Total Operating Expenses	340,714	436,141
Loss from Operations	(340,714)	(436,141)
Other expense (income):
Other expense (income)	14	1,494
Total other expense (income)	14	1,494
Loss before provision for income taxes	(340,728)	(437,635)
Provision for income taxes
Net loss	$ (340,728)	$ (437,635)
Net Loss per Share: Diluted	$ (0.20)	$ (0.11)
Weighted-average number of common shares outstanding: Basic and diluted	1,715,847	4,091,266